Document and Entity Information	Feb. 14, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001878313
Document Type	8-K
Document Period End Date	Feb. 14, 2024
Entity Registrant Name	MAIA Biotechnology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41455
Entity Tax Identification Number	83-1495913
Entity Address, Address Line One	444 West Lake Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	416-8592
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MAIA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false